Long Term Debt and Preference Securities (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
7.750% Fixed Rate Reset Subordinated notes due 2055	$400.0	$(6.6)	$—	$—
4.875% Senior notes due 2030	330.0	(3.8)	330.0	(4.4)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.7)	125.0	(1.7)
Total	$855.0	$(12.1)	$455.0	$(6.1)

Schedule of Stock by Class

	September 30, 2025	December 31, 2024
Preference securities, par value $0.01 per share
Authorized	—	1,000,000
Issued and outstanding:
9% cumulative preference shares	—	5,835
The following table sets out the number and par value of shares authorized, issued and outstanding:

	September 30, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	103,026,764	111,730,209